Expense Example	Apr. 24, 2026 USD ($)
NAA ALL CAP VALUE SERIES | NAA ALL CAP VALUE SERIES Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 106
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,388
NAA LARGE CAP VALUE SERIES | NAA LARGE CAP VALUE SERIES Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	571
Expense Example, with Redemption, 10 Years	1,274
NAA LARGE CORE SERIES | NAA LARGE CORE SERIES Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,389
NAA LARGE CORE SERIES | NAA LARGE CORE SERIES Class L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,099
NAA LARGE GROWTH SERIES | NAA LARGE GROWTH SERIES Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,406
NAA LARGE GROWTH SERIES | NAA LARGE GROWTH SERIES Class L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	494
Expense Example, with Redemption, 10 Years	1,117
NAA MID GROWTH SERIES | NAA MID GROWTH SERIES Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	364
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,422
NAA SMALL CAP VALUE SERIES | NAA SMALL CAP VALUE SERIES Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	696
Expense Example, with Redemption, 10 Years	1,546
NAA SMALL GROWTH SERIES | NAA SMALL GROWTH SERIES Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	422
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,678
NAA SMID-CAP VALUE SERIES | NAA SMID-CAP VALUE SERIES Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	364
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,422
NAA WORLD EQUITY INCOME SERIES | NAA WORLD EQUITY INCOME SERIES Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	363
Expense Example, with Redemption, 5 Years	637
Expense Example, with Redemption, 10 Years	1,421
NAA WORLD EQUITY INCOME SERIES | NAA WORLD EQUITY INCOME SERIES Class L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	503
Expense Example, with Redemption, 10 Years	$ 1,132